CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 ₪ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts | $	$ 584		$ 609
Ordinary shares, par value per share | ₪ / shares		₪ .03		₪ .03
Ordinary shares, shares authorized	40,000,000		40,000,000
Ordinary shares, shares issued	25,965,360		25,965,360
Ordinary shares, shares outstanding	25,850,021		25,850,021
Treasury shares	115,339		115,339